Revenue and segment information	12 Months Ended
Dec. 31, 2018
Revenue and segment information [abstract]
Revenue and segment information
5	Revenue and segment information

(a)	Disaggregation of revenue

In the following table, revenue is disaggregated by major products and/or service lines of revenue recognition. The table also includes a reconciliation of the disaggregated operating revenue with the Company and its subsidiaries’ reportable segments (Note 5(b)).

For the year ended 31 December 2018	PRC power segment	Overseas segment	All other segments	Inter-segment revenue	Total
		Note ii
-Sales of power and heat	154,816,070	11,490,601	-	-	166,306,671
-Sales of coal and raw material	649,374	214,402	-	-	863,776
-Port service	-	-	441,637	(296,639)	144,998
-Transportation service	-	-	206,691	(153,334)	53,357
-Others	1,860,823	297,857	45,071	(21,929)	2,181,822

Total	157,326,267	12,002,860	693,399	(471,902)	169,550,624

Revenue:
-From contracts with customers within the scope of IFRS15					169,467,647
-From other sources					82,977

For the year ended 31 December 2017 (Note i)	PRC power segment	Overseas segment	All other segments	Inter-segment revenue	Total

-Sales of power and heat	138,950,879	9,974,563	-	-	148,925,442
-Sales of coal and raw material	1,143,299	-	-	-	1,143,299
-Port service	-	-	470,498	(238,138)	232,360
-Transportation service	-	-	181,117	(107,287)	73,830
-Others	1,973,452	103,468	42,790	(35,197)	2,084,513

Total	142,067,630	10,078,031	694,405	(380,622)	152,459,444

Revenue:
-From contracts with customers within the scope of IFRS15					152,363,979
-From other sources					95,465

For the year ended 31 December 2016 (Note i)	PRC power segment	Overseas segment	All other segments	Inter-segment revenue	Total

-Sales of power and heat	104,131,730	8,662,806	-	-	112,794,536
-Sales of coal and raw material	2,909	-	-	-	2,909
-Port service	-	-	410,088	(172,741)	237,347
-Transportation service	-	-	188,645	(83,140)	105,505
-Others	612,051	96,016	36,232	(70,360)	673,939

Total	104,746,690	8,758,822	634,965	(326,241)	113,814,236

Revenue:
-From contracts with customers within the scope of IFRS15					113,770,006
-From other sources					44,230

Note i: The Company and its subsidiaries have initially applied IFRS 15 using the cumulative effect method. Under this method, the comparative information is not restated and was prepared in accordance with IAS 18 and IAS 11.

Note ii: Overseas segment mainly consists of the operations in Singapore and the operation in Pakistan (consolidated since December 2018, see note 41(b)).

The revenue from sales of power and heat and sales of coal and raw materials are recognised at a point in time upon the transfer of products, whereas the revenue from port service, transportation service and maintenance service are recognised over time during the provision of service. The upfront fees of heating pipeline are recognised as revenue over the period of heat supply.

(b)	Segment information

Directors and certain senior management of the Company perform the function as the chief operating decision maker (collectively referred to as the “senior management”). The senior management reviews the internal reporting of the Company and its subsidiaries in order to assess performance and allocate resources. The Company has determined the operating segments based on these reports. The reportable segments of the Company are the PRC power segment, overseas segment and all other segments (mainly including port and transportation operations). No operating segments have been aggregated to form a reportable segment.

Senior management assesses the performance of the operating segments based on a measure of profit before income tax expense under China Accounting Standard for Business Enterprises (“PRC GAAP”) excluding dividend income received from other equity instrument investment, gains on disposal of other equity instrument investment and operating results of the centrally managed and resource allocation functions of headquarters (“Segment results”). Other information provided, except as noted below, to the senior management of the Company is measured under PRC GAAP.

Segment assets exclude prepaid income tax, deferred income tax assets, other equity instrument investments and assets related to the centrally managed and resource allocation functions of headquarters that are not attributable to any operating segment (“corporate assets”). Segment liabilities exclude current income tax liabilities, deferred income tax liabilities and liabilities related to the centrally managed and resource allocation functions of headquarters that are not attributable to any operating segment (“corporate liabilities”). These are part of the reconciliation to total assets and liabilities of consolidated statement of financial position.

All sales among the operating segments have been eliminated as internal transactions when preparing consolidated financial statements.

			(Under PRC GAAP)

	PRC power segment	Overseas segment	All other segments	Total

For the year ended 31 December 2018
Total revenue	157,636,808	12,002,860	693,399	170,333,067
Inter-segment revenue	-	-	(471,902)	(471,902)

External revenue	157,636,808	12,002,860	221,497	169,861,165

Segment results	3,596,245	(363,636)	389,876	3,622,485

Interest income	163,699	69,841	2,198	235,738
Interest expense	(9,879,911)	(465,099)	(101,694)	(10,446,704)
Impairment loss	(895,121)	(251,031)	-	(1,146,152)
Credit loss	(38,368)	(4,210)	-	(42,578)
Depreciation and amortization	(18,909,485)	(774,625)	(142,179)	(19,826,289)
Net gain/ (loss) on disposal of non-current assets	70,186	(1,052)	(11)	69,123
Share of profits less losses of associates and joint ventures	640,057	737,185	307,417	1,684,659
Income tax expense	(1,146,997)	134,573	(16,523)	(1,028,947)

	PRC power segment	Overseas segment	All other segments	Total

For the year ended 31 December 2017 (Restated*)

Total revenue	142,578,381	10,078,031	694,405	153,350,817
Inter-segment revenue	-	-	(380,622)	(380,622)

External revenue	142,578,381	10,078,031	313,783	152,970,195

Segment results	2,307,505	(613,572)	302,191	1,996,124

Interest income	128,564	70,756	1,223	200,543
Interest expense	(9,128,621)	(450,928)	(145,112)	(9,724,661)
Impairment loss	(1,202,064)	(994)	(19,742)	(1,222,800)
Depreciation and amortization	(18,361,594)	(856,979)	(189,764)	(19,408,337)

Net loss on disposal of non-current assets	(580,325)	(995)	(3)	(581,323)
Share of profits less losses of associates and joint ventures	28,796	(36,114)	307,923	300,605
Income tax expense	(1,675,083)	99,150	(5,386)	(1,581,319)

			(Under PRC GAAP)

	PRC power segment	Overseas segment	All other segments	Total

For the year ended 31 December 2016 (Restated*)
Total revenue	129,821,191	8,758,822	634,965	139,214,978
Inter-segment revenue	-	-	(344,866)	(344,866)

External revenue	129,821,191	8,758,822	290,099	138,870,112

Segment results	17,702,235	(282,703)	(38,433)	17,381,099

Interest income	103,817	69,672	623	174,112
Interest expense	(8,036,243)	(481,263)	(137,825)	(8,655,331)
Impairment (loss)/reversal	(1,427,452)	899	(8,475)	(1,435,028)
Depreciation and amortization	(17,542,985)	(778,426)	(203,493)	(18,524,904)
Net loss on disposal of non-current assets	(693,097)	(172)	(14,303)	(707,572)
Share of profits less losses of associates and joint ventures	973,982	-	73,415	1,047,397
Income tax expense	(4,645,990)	44,135	57,489	(4,544,366)

	PRC power segment	Overseas segment	All other segments	Total

31 December 2018
Segment assets	345,057,426	40,886,478	10,406,648	396,350,552
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	18,467,651	581,225	492,585	19,541,461
Investments in associates	12,351,738	-	3,275,398	15,627,136
Investments in joint ventures	1,111,854	-	1,239,876	2,351,730
Segment liabilities	(269,224,115)	(25,600,861)	(2,683,920)	(297,508,896)

31 December 2017(Restated*)
Segment assets	337,297,224	28,526,428	9,978,885	375,802,537
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	25,930,607	260,240	328,061	26,518,908
Investments in associates	12,577,836	-	2,919,860	15,497,696
Investments in joint ventures	748,499	708,748	1,025,534	2,482,781
Segment liabilities	(266,816,265)	(14,000,442)	(3,026,229)	(283,842,936)

A reconciliation of external revenue to operating revenue is provided as follows:

	For the year ended 31 December
	2018	2017 (Restated*)	2016 (Restated*)
External revenue (PRC GAAP)	169,861,165	152,970,195	138,870,112
Reconciling item:
Impact of restatement under PRC GAAP in relation to business combination under common control*(Note 41)	(310,541)	(510,751)	(25,055,876)
Operating revenue per IFRS consolidated statement of comprehensive income	169,550,624	152,459,444	113,814,236

A reconciliation of segment result to profit before income tax expense is provided as follows:

	For the year ended 31 December
	2018	2017 (Restated*)	2016 (Restated*)

Segment results (PRC GAAP)	3,622,485	1,996,124	17,381,099
Reconciling items:
Loss related to the headquarter	(354,162)	(170,210)	(699,054)
Investment income from China Huaneng Finance Co., Ltd. (“Huaneng Finance”)	166,864	143,794	132,018
Dividend income of available-for-sale financial assets	—	124,918	105,337
Dividend income of other equity instruments investments	1,168	—	—
Gains on disposal of available-for-sale financial asset	—	1,479,732	932,738
Impact of restatement under PRC GAAP in relation to business combination under common control*(Note 41)	7,121	145,682	(3,485,801)
Impact of other IFRS adjustments**	(1,470,329)	(918,307)	(553,199)

Profit before income tax expense per IFRS consolidated statement of comprehensive income	1,973,147	2,801,733	13,813,138

Reportable segments’ assets are reconciled to total assets as follows:

	As at 31 December
	2018	2017 (Restated*)

Total segment assets (PRC GAAP)	396,350,552	375,802,537
Reconciling items:
Investment in Huaneng Finance	1,391,431	1,336,777
Deferred income tax assets	3,143,465	3,010,787
Prepaid income tax	134,477	150,838
Available-for-sale financial assets	—	1,654,993
Other equity instruments investments	2,083,419	—
Corporate assets	338,113	395,148
Impact of restatement under PRC GAAP in relation to business combination under common control * (Note 41)	-	(3,657,352)
Impact of other IFRS adjustments**	16,461,854	17,895,783

Total assets per IFRS consolidated statement of financial position	419,903,311	396,589,511

Reportable segments’ liabilities are reconciled to total liabilities as follows:

	As at 31 December
	2018	2017 (Restated*)

Total segment liabilities (PRC GAAP)	(297,508,896)	(283,842,936)
Reconciling items:
Current income tax liabilities	(231,299)	(441,225)
Deferred income tax liabilities	(1,050,326)	(1,288,167)
Corporate liabilities	(2,864,737)	(3,632,847)
Impact of restatement under PRC GAAP in relation to business combination under common control * (Note 41)	-	2,715,117
Impact of other IFRS adjustments**	(2,126,383)	(2,484,849)

Total liabilities per IFRS consolidated statement of financial position	(303,781,641)	(288,974,907)

Other material items:

	Reportable segment total	Headquarters	Investment income from Huaneng Finance	Impact of restatement under PRC GAAP in relation to business combination under common control* (Note 41)	Impact of other IFRS adjustments**	Total
For the year ended 31 December 2018
Total revenue	169,861,165	-	-	(310,541)	-	169,550,624
Interest expense	(10,446,704)	(98,398)	-	58,690	-	(10,486,412)
Depreciation and amortization	(19,826,289)	(26,122)	-	167,910	(1,231,613)	(20,916,114)
Impairment loss	(1,146,152)	-	-	(8)	(650,322)	(1,796,482)
Credit loss	(42,578)	-	-	1,611	-	(40,967)
Share of profits less losses of associates and joint ventures	1,684,659	-	166,864	-	(28,108)	1,823,415
Net gain/(loss) on disposal of non-current assets	69,123	(5)	-	-	(26,612)	42,506
Income tax expense	(1,028,947)	-	-	3,936	381,838	(643,173)

For the year ended 31 December 2017 (Restated*)
Total revenue	152,970,195	-	-	(510,751)	-	152,459,444
Interest expense	(9,724,661)	(126,900)	-	102,557	-	(9,749,004)
Depreciation and amortization	(19,408,337)	(38,819)	-	280,295	(1,468,972)	(20,635,833)
Impairment loss	(1,222,800)	-	-	34,313	1,275	(1,187,212)
Share of profits less losses of associates and joint ventures	300,605	-	143,794	-	(19,184)	425,215
Net (loss)/gain on disposal of non-current assets	(581,323)	3,174	-	(20)	(38,287)	(616,456)
Income tax expense	(1,581,319)	-	-	7,851	355,942	(1,217,526)

For the year ended 31 December 2016 (Restated*)
Total revenue	138,870,112	-	-	(25,055,876)	-	113,814,236
Interest expense	(8,655,331)	(131,244)	-	1,969,049	-	(6,817,526)
Depreciation and amortization	(18,524,904)	(48,934)	-	3,756,052	(344,929)	(15,162,715)
Impairment loss	(1,435,028)	-	-	230,070	-	(1,204,958)
Share of profits less losses of associates and joint ventures	1,047,397	-	132,018	133,694	(14,220)	1,298,889
Net loss on disposal of non-current assets	(707,572)	(14)	-	115,775	1,762	(590,049)
Income tax expense	(4,544,366)	-	-	964,253	114,962	(3,465,151)

*
Huaneng Shandong Power Generation Co., Ltd. (“Shandong Power”) completed the acquisition of equity interests of certain companies from Taishan Power Limited Company (“Taishan Power”), see Note 41 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.

**
Other GAAP adjustments above primarily represented the classification adjustments and other adjustments of the prior year transactions. Other than the classification adjustments, the differences will be gradually eliminated following subsequent depreciation and amortization of related assets or the extinguishment of liabilities.

Geographical information (Under IFRS):

(i)          External revenue generated from the following countries:

	For the year ended 31 December
	2018	2017	2016

PRC	157,547,764	142,381,413	105,055,414
Overseas	12,002,860	10,078,031	8,758,822

Total	169,550,624	152,459,444	113,814,236

The geographical location of customers is based on the location at which the electricity was transferred, goods were delivered and services provided.

(ii)	Non-current assets (excluding financial assets and deferred income tax assets) are located in the following countries:

	As at 31 December
	2018	2017

PRC	317,850,476	319,534,533
Overseas	23,302,942	23,035,758

Total	341,153,418	342,570,291

The information on sales to major customers of the Company and its subsidiaries at amount equal to or more than 10% of external revenue is as follows:

In 2018, the revenue from grid companies under common control of State Grid Corporation of China in total accounted for 76% of external revenue (2017: 76%, 2016: 74%). The sales from a subsidiary of State Grid Corporation of China at amount more than 10% of external revenue is as follows:

	For the year ended 31 December
	2018		2017		2016
	Amount	Proportion	Amount	Proportion	Amount	Proportion

State Grid Shandong Electric Power Company	31,156,948	18%	28,659,891	19%	12,649,224	11%

(c)	Contract balances

The contract assets primarily relate to the Company and its subsidiaries’ rights to consideration for service completed but not billed at the reporting date. There was no impact on contract assets as a result of the acquisition of the subsidiaries (see Note 41). The contract assets are transferred to receivables when the rights become unconditional according to the contract.

The contract liabilities primarily relate to the advance consideration received from customers for heat sales and heating pipeline upfront fees. As at 31 December 2018, the carrying amount of contract liabilities is RMB4,225 million. The contract liabilities of RMB1,375 million at the beginning of the year has been recognised as revenue of heat in 2018 and RMB187 million heat pipeline upfront fees recognised as revenue in year 2018.

No information is provided about remaining performance obligations at 31 December 2018 that have an original expected duration of one year or less, as allowed by IFRS 15.